Consolidated Balance Sheets (Parenthetical) - shares shares in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common stock, shares issued	69,648	69,235
Common stock, shares outstanding	69,648	69,235